Accrued liabilities and other payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued liabilities and other payables
Payroll and welfare	$ 24,702	$ 23,277
Tax levies	7,879	4,178
Payables related to Xunlei Kankan		2,418
Payables for advertisement	3,473	1,980
Legal and litigation related expenses (note 25)	1,168	634
Professional service fees	1,273	1,656
Agency commissions and rebates from online advertising		2,525
Payables for office building	8,623	8,528
Payables related to share repurchase	2,774	1,120
Others	3,816	3,122
Total	$ 53,708	$ 49,438